Stockholders' Equity/Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance at September 30, 2020 is as follows:

Common stock warrants	4,929
Common stock options issued and outstanding	1,499,123
Common stock available for issuance under the 2020 Plan	725,881

Total	2,229,933

Predecessor Company [Member]
Summary of RSU Activity

The following table summarizes the Company’s RSU activity under all equity plans for the three years ended December 31, 2019 (RSUs in thousands):

	Total RSUs	Weighted- Average Grant Date Fair Value per Share
Balance at December 31, 2018	—	$—
Granted	160	3.10
Forfeited	(15)	3.10

Balance at December 31, 2019	145	$3.10

Summary of Common Stock Reserved for Future Issuance

The following shares of common stock were reserved for future issuance at December 31, 2019 and 2018 (in thousands):

	December 31,
	2019	2018
Warrants to purchase common stock	1	1
Common stock options issued and outstanding	130	539
Common stock authorized for future option grants	395	84
RSUs outstanding	145	—
Common stock authorized for the ESPP	49	50

Total	720	674